Annual Total Returns - Energy Portfolio [BarChart] - 02.28 VIP Sector Funds Investor Combo PRO-20 - Energy Portfolio - VIP Energy Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(5.09%)
Annual Return 2012	4.86%
Annual Return 2013	24.45%
Annual Return 2014	(12.65%)
Annual Return 2015	(20.58%)
Annual Return 2016	33.70%
Annual Return 2017	(2.57%)
Annual Return 2018	(24.65%)
Annual Return 2019	9.98%
Annual Return 2020	(32.80%)